INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

Intangible assets consist of the following:
	June 30,	September 30,
	2015	2014
Land use rights	$187,808	$186,317
Less: Accumulated amortization	35,683	32,605
Total	$152,125	$153,712

Intangible assets consist of the following:
	September 30, 2014	September 30, 2013
Land use rights	$186,317	$185,614
Less: Accumulated amortization	32,605	27,594
Total	$153,712	$158,020